PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	9 Months Ended
Sep. 30, 2025
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of Prepaid Expenses and Other Current Assets

	December 31,	September 30,
	2024	2025
	RMB	RMB
VAT-input deductible	837,896	667,881
Income tax refundable	15,463	15,463
Amount due from Beijing Shouyiren (i)	1,696,285	1,696,285
Amount due from Beijing Kamo (ii)	2,800,000	2,800,000
Amount due from Beijing Huimei (iii)	9,824,724	10,859,923
Advances to employees	4,580,000	4,648,147
Prepaid marketing fee	1,783,457	886,630
Advances to suppliers	3,666,957	3,231,093
Other current assets	2,198,052	4,627,769
Total prepaid expenses and other current assets	27,402,834	29,433,191